Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	Nov. 02, 2015
Supplement [Text Block]	nfti_SupplementTextBlock
NATIXIS FUNDS

Supplement dated November 2, 2015 to the Prospectus of the Loomis Sayles Core Plus Bond Fund, the Loomis Sayles High Income Fund, the Loomis Sayles Investment Grade Bond Fund, the Loomis Sayles Strategic Income Fund and the Loomis Sayles Limited Term Government and Agency Fund, dated February 1, 2015, as may be revised or supplemented from time to time.

Loomis Sayles Core Plus Bond Fund

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 4.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$502	$667	$845	$1,361

The Average Annual Total Returns table within the section “Risk/Return Bar Chart and Table” with respect to Class A shares is amended and restated as follows:

Average Annual Total Returns

(for the periods ended December 31, 2014)

	Past 1 Year	Past 5 Years	Past 10 Years
Class A – Return Before Taxes[1]	1.64%	5.92%	5.86%
Return After Taxes on Distributions[1]	0.02%	4.11%	3.98%
Return After Taxes on Distributions and Sale of Fund Shares[1]	0.97%	3.89%	3.82%

[1]	The maximum sales charge on purchases of Class A shares was reduced from 4.50% to 4.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 4.25%.

LOOMIS SAYLES MULTI-ASSET INCOME FUND

Supplement dated November 2, 2015 to the Prospectus of the Loomis Sayles Multi-Asset Income Fund, dated August 31, 2015, as may be revised or supplemented from time to time.

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 4.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$518	$730	$968	$1,648

The Average Annual Total Returns table within the section “Investments, Risks and Performance” with respect to Class A shares is amended and restated as follows:

Average Annual Total Returns

(for the periods ended December 31, 2014)	Past 1 Year	Past 5 Years	Life-of- Class (11/17/05)
Class A - Return Before Taxes[1]	8.30%	10.18%	6.77%
Return After Taxes on Distributions[1]	7.29%	9.14%	5.54%
Return After Taxes on Distributions and Sale of Fund Shares[1]	4.88%	7.69%	4.90%

1	The maximum sales charge on purchases of Class A shares was reduced from 4.50% to 4.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 4.25%.

Loomis Sayles Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nfti_SupplementTextBlock
NATIXIS FUNDS

Supplement dated November 2, 2015 to the Prospectus of the Loomis Sayles Core Plus Bond Fund, the Loomis Sayles High Income Fund, the Loomis Sayles Investment Grade Bond Fund, the Loomis Sayles Strategic Income Fund and the Loomis Sayles Limited Term Government and Agency Fund, dated February 1, 2015, as may be revised or supplemented from time to time.

Loomis Sayles Core Plus Bond Fund

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 4.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$502	$667	$845	$1,361

The Average Annual Total Returns table within the section “Risk/Return Bar Chart and Table” with respect to Class A shares is amended and restated as follows:

Average Annual Total Returns

(for the periods ended December 31, 2014)

	Past 1 Year	Past 5 Years	Past 10 Years
Class A – Return Before Taxes[1]	1.64%	5.92%	5.86%
Return After Taxes on Distributions[1]	0.02%	4.11%	3.98%
Return After Taxes on Distributions and Sale of Fund Shares[1]	0.97%	3.89%	3.82%

[1]	The maximum sales charge on purchases of Class A shares was reduced from 4.50% to 4.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 4.25%.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Loomis Sayles Core Plus Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
1 year	rr_ExpenseExampleYear01	$ 502
3 years	rr_ExpenseExampleYear03	667
5 years	rr_ExpenseExampleYear05	845
10 years	rr_ExpenseExampleYear10	$ 1,361
Past 1 Year	rr_AverageAnnualReturnYear01	1.64%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	5.92%	[1]
Past 10 Years	rr_AverageAnnualReturnYear10	5.86%	[1]
Loomis Sayles Core Plus Bond Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.02%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	4.11%	[1]
Past 10 Years	rr_AverageAnnualReturnYear10	3.98%	[1]
Loomis Sayles Core Plus Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	0.97%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	3.89%	[1]
Past 10 Years	rr_AverageAnnualReturnYear10	3.82%	[1]
Loomis Sayles Multi-Asset Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nfti_SupplementTextBlock
NATIXIS FUNDS

LOOMIS SAYLES MULTI-ASSET INCOME FUND

Supplement dated November 2, 2015 to the Prospectus of the Loomis Sayles Multi-Asset Income Fund, dated August 31, 2015, as may be revised or supplemented from time to time.

Effective immediately, the following information is amended and restated in order to reflect the reduced maximum sales charge on purchases of Class A shares of 4.25%.

The Example table within the section “Fund Fees & Expenses” with respect to Class A shares is amended and restated as follows:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$518	$730	$968	$1,648

The Average Annual Total Returns table within the section “Investments, Risks and Performance” with respect to Class A shares is amended and restated as follows:

Average Annual Total Returns

(for the periods ended December 31, 2014)	Past 1 Year	Past 5 Years	Life-of- Class (11/17/05)
Class A - Return Before Taxes[1]	8.30%	10.18%	6.77%
Return After Taxes on Distributions[1]	7.29%	9.14%	5.54%
Return After Taxes on Distributions and Sale of Fund Shares[1]	4.88%	7.69%	4.90%

1	The maximum sales charge on purchases of Class A shares was reduced from 4.50% to 4.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 4.25%.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed:
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Loomis Sayles Multi-Asset Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
1 year	rr_ExpenseExampleYear01	$ 518
3 years	rr_ExpenseExampleYear03	730
5 years	rr_ExpenseExampleYear05	968
10 years	rr_ExpenseExampleYear10	$ 1,648
Past 1 Year	rr_AverageAnnualReturnYear01	8.30%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	10.18%	[1]
Life-of-Class	rr_AverageAnnualReturnSinceInception	6.77%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2005
Loomis Sayles Multi-Asset Income Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.29%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	9.14%	[1]
Life-of-Class	rr_AverageAnnualReturnSinceInception	5.54%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2005
Loomis Sayles Multi-Asset Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.88%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	7.69%	[1]
Life-of-Class	rr_AverageAnnualReturnSinceInception	4.90%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 17, 2005

[1]	The maximum sales charge on purchases of Class A shares was reduced from 4.50% to 4.25% on November 2, 2015. The Fund’s returns for Class A shares for all periods have been restated to reflect the current maximum applicable sales charge of 4.25%.